Document and Entity Information	May 23, 2024
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 23, 2024
Entity Registrant Name	Viad Corp
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-11015
Entity Tax Identification Number	36-1169950
Entity Address, Address Line One	7000 East 1st Avenue
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85251-4304
City Area Code	602
Local Phone Number	207-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000884219
Title of 12(b) Security	Common Stock, $1.50 Par Value
Trading Symbol	VVI
Security Exchange Name	NYSE